UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

6 Stacy Court, Parsippany, NJ  07054

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares				Value

COMMON STOCKS - 94.92%

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.55%
12,165	Cato Corp. Class-A			$ 274,442

Communications Services, NEC - 2.31%
9,877	Neustar, Inc. Class-A *			248,308

Computer Communications Equipment - 2.74%
18,984	Cisco Systems, Inc.			294,252

Electronic Computers - 4.78%
36,339	Dell, Inc. *			513,833

Finance Services - 3.62%
8,674	American Express Co.			389,463

Fire, Marine & Casualty Insurance - 5.20%
7,868	Berkshire Hathaway, Inc. Class-B *			558,943

Hospital & Medical Service Plans - 10.81%
7,159	Humana, Inc.			520,674
7,464	WellCare Health Plans, Inc. *			283,483
5,497	Wellpoint, Inc.			358,844
				1,163,001
Pharmaceutical Preparations - 4.98%
30,306	Pfizer, Inc.			535,810

Retail-Apparel & Accessory Stores - 5.12%
10,422	Aeropostale, Inc.*			112,662
9,480	DSW, Inc. Class-A			437,786
				550,448
Retail-Computer & Computer Software - 2.12%
9,879	Gamestop Corp. Class-A *			228,205

Retail-Radio, TV & Consumer Electronics Stores - 1.70%
7,842	Best Buy Co., Inc.			182,719

Semiconductors & Related Devices - 4.53%
22,853	Intel Corp.			487,569

Services-Advertising Agencies - 2.95%
20,395	Valueclick, Inc. *			317,346

Services-Business Services - 12.29%
8,224	eBay, Inc. *			242,526
1,165	MasterCard, Inc. Class-A			369,491
3,952	Visa, Inc. Class-A			338,765
24,276	Western Union Co.			371,180
				1,321,962
Services-Computer Programming, Date Processing, Etc. - 4.70%
981	Google, Inc. Class-A *			505,254

Services-Consumer Credit Reporting - 1.85%
3,247	Dun & Bradstreet Corp.			198,911

Services-Educational Services - 1.55%
12,753	Career Education Corp. *			166,427

Services-Engineering, Accounting, Research, Management - 1.74%
15,863	SAIC, Inc. *			187,342

Services-Mailing, Reproduction - 0.62%
19,860	American Reprographics Co. *			66,730

Services-Management Consulting - 2.33%
8,423	Corporate Executive Board Co.			251,005

Services-Personal Services - 6.61%
21,450	H&R Block, Inc.			285,500
7,300	Weight Watchers International, Inc.			425,225
				710,725
Services-Prepackaged Software - 6.65%
10,823	CA Technologies, Inc.			210,074
20,293	Microsoft Corp.			505,093
				715,167
Telegraph & Other Message Communications - 3.17%
12,682	J2 Global Communications, Inc.			341,146

TOTAL FOR COMMON STOCKS (Cost $10,232,205) - 94.92%				$ 10,209,008

SHORT TERM INVESTMENTS - 5.03%
540,592	Fidelity Institutional Money Market Portfolio			540,592
	0.15% ** (Cost $540,592)

TOTAL INVESTMENTS (Cost $10,772,797) - 99.95%				$ 10,749,600

OTHER ASSETS LESS LIABILITIES- 0.05%				5,729

NET ASSETS - 100.00%				$ 10,755,329

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

NOTES TO FINANCIAL STATEMENTS
Frank Value Fund
1. SECURITY TRANSACTIONS

At September 30, 2011, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,772,797 amounted to $23,197 which consisted of aggregate gross unrealized appreciation of $1,032,224 and aggregate gross unrealized depreciation of $1,055,421.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$10,209,008	$0	$0	$10,209,008
Exchange Traded Funds		$0	$0	$0	$0
Convertible Bonds		$0	$0	$0	$0
Cash Equivalents		$540,592	$0	$0	$540,592
Total		$10,749,600	$0	$0	$10,749,600

Leigh Baldwin Total Return Fund
Schedule of Investments
September 30, 2011 (Unaudited)

Shares					Value

COMMON STOCKS - 62.80%

Accident & Health Insurance - 4.07%
4,400	AFLAC, Inc.				$ 153,780

Beverages - 2.01%
1,000	Diageo Plc.				75,930

Cigarettes - 1.65%
1,000	Philip Morris International, Inc.				62,380

Crude Petroleum & Natural Gas - 3.56%
6,000	Petroleo Brasileiro S.A. (Brazil)				134,700

Farm Machinery & Equipment - 4.78%
2,800	John Deere & Co.				180,796

Finance Services - 4.51%
1,000	American Express Co.				44,900
2,000	Financial Engines, Inc. *				36,220
10,000	Oneida Financial Corp.				89,399
					170,519
Metal Mining - 1.61%
2,000	Freeport McMoran Copper & Gold, Inc.				60,900

National Commercial Banks - 0.56%
2,000	Valley National Bank				21,180

Office Machines, NEC - 4.18%
8,400	Pitney Bowes, Inc.				157,920

Petroleum Refining - 3.27%
1,000	Exxon Mobil Corp.				72,630
2,000	Suncor Energy, Inc.				50,880
					123,510
Pharmaceutical Preparations - 5.05%
3,000	Johnson & Johnson				191,070

Refuse Systems - 5.17%
6,000	Waste Management, Inc.				195,360

Retail-Drug Stores & Proprietary Stores - 0.95%
4,000	PetMed Express, Inc.				36,000

Retail-Variety Stores - 5.49%
4,000	Wal-Mart Stores, Inc.				207,600

Security Brokers, Dealers & Flotation Companies - 2.98%
10,000	Schwab Corp.				112,700

Semiconductors & Related Devices - 3.43%
5,000	Cree, Inc. *				129,900

Services-Motion Picture & Video Tape Production - 1.92%
4,000	Dreamworks Animation SKG, Inc. *				72,720

Services-Prepackaged Software - 3.95%
6,000	Microsoft Corp.				149,340

Services-Video Tape Rental - 0.30%
100	Netflix, Inc. *				11,327

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 3.37%
8,000	Mittal Steel Co. N.V.				127,280

TOTAL FOR COMMON STOCKS (Cost $2,790,475) - 62.80%					$ 2,374,912

EXCHANGE TRADED FUNDS - 10.63%
7,000	Aberdeen Asia Pacific Fund				$ 48,230
1,000	Direxion Large Cap Bear 3X Shares *				46,280
5,000	The Gabelli Global Gold, Natural Resources & Income Trust				71,550
3,000	ProShares UltraShort Gold *				57,510
5,000	ProShares UltraPro Short S&P500 *				102,400
2,000	ProShares Ultra S&P500				75,940

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $404,539) - 10.63%					$ 401,910

PUT OPTIONS

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	AFLAC, Inc.
4,000	January 2013 Put @ 35.00				$ 32,000

	Mittal Steel Co. N.V.
8,000	January 2013 Put @ 15.00				31,200

	Bristol Myers Squibb Co.
6,500	January 2013 Put @ 22.50				9,165

	Cree, Inc.
5,000	January 2013 Put @ 25.00				35,500

	Ebay, Inc.
6,000	January 2013 Put @ 25.00				23,700

	General Mills, Inc.
4,500	January 2013 Put @ 30.00				6,120

	John Deere & Co.
2,500	January 2013 Put @ 55.00				22,750

	Johnson & Johnson
2,500	January 2013 Put @ 55.00				11,000

	Petroleo Brasileiro S.A.
6,000	January 2013 Put @ 25.00				37,380

	Pitney Bowes, Inc.
8,000	January 2013 Put @ 20.00				33,600

	Proctor & Gamble Co.
3,000	January 2013 Put @ 50.00				7,530

	Schwab Corp.
10,000	January 2013 Put @ 12.50				30,000

	Wal Mart Stores, Inc.
2,000	January 2013 Put @ 40.00				4,140

	Waste Management, Inc.
5,000	January 2013 Put @ 25.00				12,250

	TOTAL (Premiums Paid $186,903) - 7.84%				$ 296,335

SHORT TERM INVESTMENTS - 20.62%
779,698	Fidelity Institutional Government Money Market Fund-Class I, 0.01%** (Cost $779,698)				779,698

TOTAL INVESTMENTS (Cost $4,161,615) - 101.88%					$ 3,852,855

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.88%)					(71,170)

NET ASSETS - 100.00%					$ 3,781,685

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at September 30, 2011.

Leigh Baldwin Total Return Fund
Schedule of Options Written
September 30, 2011 (Unaudited)

	CALL OPTIONS WRITTEN

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price				Value

	AFLAC, Inc.
4,400	October 2011 Call @ 37.00				4,620

	American Express Co.
1,000	September 2011 Call @ 48.00				10

	Cree, Inc.
5,000	October 2011 Call @ 35.00				900

	Diageo, Plc
1,000	October 2011 Call @ 75.00				3,100

	Dreamworks Animation SKG, Inc.
4,000	October 2011 Call @ 20.00				1,800

	Exxon Mobil Corp.
1,000	September 2011 Call @ 70.00				3,200

	Financial Engines, Inc.
2,000	October 2011 Call @ 22.50				700

	Freeport McMoran Copper & Gold, Inc.
2,000	September 2011 Call @ 32.00				40

	John Deere & Co.
2,800	October 2011 Call @ 67.50				5,600

	Johnson & Johnson
3,000	October 2011 Call @ 65.00				3,270

	Microsoft Corp.
6,000	October 2011 Call @ 28.00				480

	Mittle Steel Co. N.V.
8,000	October 2011 Call @ 20.00				1,040

	Netflix, Inc.
100	September 2011 Call @ 140.00				6

	PetMed Express, Inc.
4,000	October 2011 Call @ 10.00				800

	Petroleo Brasileiro S.A.
6,000	October 2011 Call @ 28.00				60

	Philip Morris International, Inc.
1,000	October 2011 Call @ 60.00				3,590

	Pitney Bowes, Inc.
8,400	October 2011 Call @ 20.00				2,100

	ProShares UltraShort Gold
3,000	October 2011 Call @ 17.00				8,100

	ProShares UltraPro Short S&P 500
5,000	October 2011 Call @ 20.00				12,250

	ProShares Ultra S&P 500
2,000	October 2011 Call @ 46.00				560

	Schwab Corp.
10,000	October 2011 Call @ 13.00				1,500

	Suncor Energy, Inc.
2,000	September 2011 Call @ 27.00				20

	Valley National Bank
2,000	October 2011 Call @ 11.00				1,000

	Wal Mart Stores, Inc.
4,000	October 2011 Call @ 52.50				3,720

	Waste Management, Inc.
6,000	October 2011 Call @ 33.00				7,200

	Total (Premiums Received $73,701)				$ 65,666

NOTES TO FINANCIAL STATEMENTS
Leigh Baldwin Total Return Fund
1. SECURITY TRANSACTIONS

At September 30, 2011, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $4,358,568 amounted to $133,259, which consisted of aggregate gross unrealized appreciation of $76,903 and aggregate gross unrealized depreciation of $210,162.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$2,374,912	$0	$0	$2,374,912
Exchange Traded Funds		$401,910	$0	$0	$401,910
Real Estate Investment Trusts		$ 0	$0	$0	$0
Options Purchased		$ 296,335	$0	$0	$296,335
Cash Equivalents		$ 779,698	$0	$0	$779,698
Total		$3,852,855	$0	$0	$3,852,855

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$ 65,666	$0	$0	$65,666
Total		$ 65,666	$0	$0	$65,666

ITEM 2. CONTROLS AND PROCEDURES.

     (a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

     (b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: November 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date November 2, 2011

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date November 2, 2011